Income Tax Expense - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Valuation Allowance [Abstract]
Opening balance - July 1	$ (71,048)	$ (44,584)
(Increase) in deferred tax assets (excluding losses)	(35,755)	(25,901)
Other movements including foreign currency and rate differential		(563)
Valuation allowance on tax losses	$ (106,803)	$ (71,048)